Commitments and Contingencies (Details)	3 Months Ended	12 Months Ended
	Aug. 31, 2017 action	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 26, 2018 defendant
Commitments and Contingencies
Lease expense		$ 9,200,000	$ 14,400,000	$ 15,500,000
Operating lease commitments
Total		34,005,000
Less than One Year		8,792,000
One to Three Years		17,011,000
Three to Five Years		8,202,000
Purchase commitments
Total		384,621,000
Less than One Year		366,939,000
One to Three Years		17,627,000
Three to Five Years		55,000
Notes 2022 commitments
Total		956,750,000
Less than One Year		13,219,000
One to Three Years		22,500,000
Three to Five Years		921,031,000
Two putative securities class actions
Contingency
Number of putative securities class actions filed in June and August 2017 | action	2
Number of individual defendant filed a motion to dismiss the amended complaint | defendant					1
Accrued contingencies		0
2022 Notes
Contingency
Aggregate principal amount		$ 900,000,000
Interest rate (as a percent)		1.25%